Earnings per share - Schedule of Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Income/(loss) attributable to Shell plc shareholders	$ 42,309	$ 20,101	$ (21,680)
Weighted average number of shares used as the basis for determining:
Basic earnings per share (in shares)	7,347.5	7,761.7	7,795.6
Diluted earnings per share (in shares)	7,410.5	7,806.8	7,795.6